Basis of Preparation - Additional Information (Detail) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Basis of Preparation [Line Items]
Profit (loss)	€ (8,691,727)	€ (38,405,678)	€ (223,777,464)	€ (11,401,984)	[1],[2]	€ (6,136,106)	[2]
Share issue related cost			17,397,322
Cash and cash equivalents	119,875,344	€ 26,558,080	113,865,299	22,338,021	[1],[3]	€ 6,447,332	[1]	€ 2,286,852
Positive total equity balance	159,511,072		131,072,457	€ 12,233,121	[3]
Change in fair value of derivative warrant liabilities	62,350,757		(68,953,503)
Wall Box Chargers, S.L [Member]
Basis of Preparation [Line Items]
Profit (loss)	8,700,000		223,800,000
Listing expenses			72,200,000
Share issue related cost			8,000,000
Retained earnings accumulated deficit	252,600,000		243,900,000
Cash and cash equivalents	119,900,000		113,900,000
Cash flow from used in operations			69,600,000
Positive total equity balance	159,500,000		131,100,000
Change in fair value of derivative warrant liabilities	€ 50,800,000		69,000,000
Fair value adjustments of convertible bonds			€ 25,500,000

[1]	Restated amounts. Certain amounts included in the consolidated statements of cash flows for the year ended 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.
[2]	The amounts included in the consolidated statements of profit or loss and other comprehensive income for the year ended 31 December 2020 and 2019 have not been restated, with the exception of EPS, please see note 6.
[3]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.